Note 5. Advertising	6 Months Ended
Nov. 30, 2013
Notes
Note 5. Advertising	NOTE 5. ADVERTISING The Company’s policy regarding advertising is to expense advertising when incurred. The Company had not incurred any advertising expense as of November 30, 2013.